EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 27, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options available for grant			885,296
Number of shares issued as stock option units		0	45,565
Average grant date fair value exercise price			$ 11.80
Compensation expense related to stock options		$ 244,883	$ 4,930,679
Employee benefits and share based compensation			$ 978,234
Share price		$ 13.00	$ 12.71
Unrecognized compensation expense related to non-vested stock options		$ 4,672,620	$ 4,930,679
Options were exercised		0
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price			$ 11.94	$ 11.94
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock availble for issuance	1,500,000
Availble for grant		886,799
2023 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock availble for issuance	1,500,000